AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.0%
Asset-Backed Securities — 4.5%
Automobiles — 2.0%
Carmax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	50	$ 51,019
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	85	85,339
Series 2019-01, Class A2, 144A
2.980%	10/22/24	200	202,244
Series 2019-02, Class A2, 144A
2.290%	02/20/25	100	100,530
Honda Auto Receivables Owner Trust,
Series 2019-01, Class A3
2.830%	03/20/23	100	101,764
Santander Drive Auto Receivables Trust,
Series 2019-03, Class B
2.280%	09/15/23	100	100,166
			641,062
Credit Cards — 2.2%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	100	102,455
Series 2019-03, Class A
2.000%	04/15/25	100	100,439
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	199,306
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	100	100,784
Citibank Credit Card Issuance Trust,
Series 2018-A06, Class A6
3.210%	12/07/24	100	104,172
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	100	102,201
			709,357
Student Loan — 0.3%
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68	100	101,315

Total Asset-Backed Securities (cost $1,435,031)			1,451,734
Commercial Mortgage-Backed Securities — 17.4%
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	41	40,774
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	321	319,030
Series 2016-C07, Class A2
3.585%	12/10/54	55	59,048
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	50	$ 52,771
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AAB
3.522%	09/10/58	300	313,823
Series 2016-C01, Class A1
1.506%	05/10/49	38	37,423
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	400	426,290
Series 2014-UBS04, Class A5
3.694%	08/10/47	400	423,391
Series 2014-UBS05, Class A4
3.838%	09/10/47	800	853,286
Series 2015-CR23, Class A1
1.536%	05/10/48	150	150,182
Series 2015-CR25, Class A1
1.737%	08/10/48	26	26,058
Series 2015-CR25, Class A3
3.505%	08/10/48	50	53,160
Series 2015-CR26, Class A3
3.359%	10/10/48	50	52,676
Series 2015-DC01, Class A5
3.350%	02/10/48	80	83,980
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	50	52,315
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	24	23,444
Series 2016-C03, Class A2
1.886%	08/10/49	20	19,824
FHLMC Multifamily Structured Pass-Through Certificates,
Series K062, Class A2
3.413%	12/25/26	650	706,891
GS Mortgage Securities Trust,
Series 2013-GC14, Class A5
4.243%	08/10/46	300	321,793
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class A2
2.921%	05/15/48	484	484,423
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A1
2.086%	03/15/50	21	20,732
Series 2017-JP07, Class A1
1.969%	09/15/50	25	24,852
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	44	44,726
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A1
1.424%	11/15/49	34	34,126
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A2
2.313%	09/15/52	500	499,978
A1

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A5
3.184%	04/15/50	400	$ 418,087
Series 2017-C39, Class A4
3.157%	09/15/50	35	36,826

Total Commercial Mortgage-Backed Securities (cost $5,558,700)			5,579,909
Corporate Bonds — 11.5%
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	5	5,130
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	15	15,033
Banks — 5.5%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30	35	36,096
3.458%(ff)	03/15/25	50	52,105
Sub. Notes, MTN
4.450%	03/03/26	15	16,347
Bank of England Euro Note (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.750%	03/06/20	200	199,769
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	–(rr)	40	40,000
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	200	204,994
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.980%(ff)	03/20/30	40	43,495
Sub. Notes
4.450%	09/29/27	15	16,366
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	202,920
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
2.250%	02/18/20	250	250,097
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	60	59,579
4.005%(ff)	04/23/29	55	60,073
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, GMTN
3.125%	12/15/21	100	103,051
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, EMTN
1.875%	04/17/23	200	201,442
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25	80	$ 80,801
Sub. Notes, MTN
3.950%	04/23/27	55	58,176
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes
1.750%	01/24/20	115	114,882
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29	20	21,397
			1,761,590
Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes, 144A
3.625%	05/15/26	25	26,094
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.200%	04/01/29	10	11,015
			37,109
Commercial Services — 0.8%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.241%	02/16/21	200	199,696
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	15	15,069
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23	25	26,018
			240,783
Diversified Financial Services — 1.0%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
2.125%	06/11/21	250	251,213
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.750%	10/01/29	70	70,395
			321,608
Electric — 0.6%
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	43,749
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.403%	09/01/21	100	100,617
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	46,090
			190,456

A2

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/29	30	$ 29,669
Gas — 0.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	30,339
Healthcare-Services — 0.2%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	64,319
Insurance — 0.2%
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	51,972
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	09/19/29	60	60,602
Media — 0.3%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	100	103,285
Multi-National — 1.4%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.250%	02/11/22	50	50,917
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
1.125%	08/24/20	200	198,631
FMS Wertmanagement (Germany),
Gov’t. Gtd. Notes
2.750%	03/06/23	200	207,228
			456,776
Oil & Gas — 0.5%
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	50,953
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	50	52,514
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26	55	59,745
			163,212
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29	10	10,681
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	50	54,067
			64,748
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 0.1%
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	$ 40,960
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	5	5,048
3.125%	10/15/22	5	5,063
			10,111
Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	50	55,224

Total Corporate Bonds (cost $3,658,969)			3,702,926
Residential Mortgage-Backed Securities — 0.2%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	24	24,998
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	08/25/52	25	25,026

Total Residential Mortgage-Backed Securities (cost $49,264)			50,024
Sovereign Bonds — 9.4%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20	200	202,900
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.250%	07/20/23	200	209,894
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
3.250%	04/24/23	200	208,699
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
2.000%	06/19/24	200	202,757
Kommuninvest I Sverige AB (Sweden),
Local Gov’t. Gtd. Notes, EMTN
3.000%	03/23/22	200	206,181
Municipality Finance PLC (Finland),
Local Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	200	203,064
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	150	151,674
3.300%	03/15/28	100	110,050
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	150	151,213
2.250%	06/02/26	150	153,595

A3

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22(a)	300	$ 302,496
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	100	101,211
2.300%	06/15/26	150	153,703
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	250	264,505
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.625%	04/25/22	200	203,957
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.500%	06/08/22	200	202,360

Total Sovereign Bonds (cost $2,998,094)			3,028,259
U.S. Government Agency Obligations — 6.1%
Federal Home Loan Bank
1.875%	07/07/21(k)	200	200,706
3.250%	11/16/28(k)	300	334,319
Federal Home Loan Mortgage Corp.
1.625%	09/29/20	240	239,455
2.375%	02/16/21	200	201,617
2.750%	06/19/23	250	260,107
Federal National Mortgage Assoc.
1.375%	10/07/21	200	198,867
2.000%	10/05/22	100	101,016
2.375%	01/19/23	200	204,971
2.875%	09/12/23	200	209,599

Total U.S. Government Agency Obligations (cost $1,914,813)			1,950,657
U.S. Treasury Obligations — 47.9%
U.S. Treasury Bonds
3.000%	05/15/45	1,215	1,430,520
3.625%	08/15/43(k)	3,500	4,514,043
3.750%	11/15/43	1,190	1,565,268
U.S. Treasury Notes
1.375%	04/30/21	4,985	4,957,544
2.625%	11/15/20	837	844,520
3.125%	11/15/28(k)	1,840	2,065,687

Total U.S. Treasury Obligations (cost $15,118,321)			15,377,582

Total Long-Term Investments (cost $30,733,192)			31,141,091

	Shares	Value
Short-Term Investments — 5.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,296,528	$ 1,296,528
PGIM Institutional Money Market Fund (cost $296,217; includes $295,663 of cash collateral for securities on loan)(b)(w)	296,158	296,187

Total Short-Term Investments (cost $1,592,745)		1,592,715

TOTAL INVESTMENTS—102.0% (cost $32,325,937)		32,733,806

Liabilities in excess of other assets(z) — (2.0)%		(629,848)

Net Assets — 100.0%		$ 32,103,958

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CDX	Credit Derivative Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $289,844; cash collateral of $295,663 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A4

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
43	10 Year U.S. Ultra Treasury Notes	Dec. 2019	$ 6,123,469	$(75,507)
Short Positions:
4	90 Day Euro Dollar	Dec. 2020	985,250	1,067
64	2 Year U.S. Treasury Notes	Dec. 2019	13,792,000	8,758
110	5 Year U.S. Treasury Notes	Dec. 2019	13,106,328	73,031
2	10 Year U.S. Treasury Notes	Dec. 2019	260,625	(34)
15	20 Year U.S. Treasury Bonds	Dec. 2019	2,434,687	17,884
23	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	4,413,844	(2,411)
				98,295
				$ 22,788
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	300	0.602%	$6,021	$5,993	$(28)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
26,292	12/27/30	2.750%(S)	3 Month LIBOR(2)(Q)	$2,459,009	$3,342,515	$883,506
40	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(229)	(229)
				$2,459,009	$3,342,286	$883,277

A5

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6